Related Party Transactions (Details) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Sep. 14, 2021	Jun. 30, 2021
Related Party Transactions (Details) [Line Items]
Contract price			$ 19,900,000
Additional capital costs		$ 4,600,000
Related-party reimbursed		6,100,000	5,800,000
Recognized revenues	$ 700,000	$ 1,000,000	400,000
Percentage of joint ventues owership		20.00%
Total related pary amount	700,000	$ 700,000
Total amount			17,900,000
Payables to related party			1,500,000
Receivable from related party			200,000
Aria Energy LLC [Member]
Related Party Transactions (Details) [Line Items]
Receivable from related party				$ 88,000
Owned joint ventures						50.00%
Amount of accounts receivable from joint venture partners				$ 300,000
Certain Joint Ventures [Member]
Related Party Transactions (Details) [Line Items]
Joint ventures receivable	$ 500,000	500,000
Mavrix [Member]
Related Party Transactions (Details) [Line Items]
Payables to related party			0
Receivable from related party			$ 400,000
EPC Contract [Member]
Related Party Transactions (Details) [Line Items]
Contract price		$ 19,900,000
Joint Ventures [Member] | Aria Energy LLC [Member]
Related Party Transactions (Details) [Line Items]
Owned joint ventures					50.00%